WADDELL & REED INVESTED PORTFOLIOS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

March 1, 2010

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Waddell & Reed InvestEd Portfolios (Registrant)
File Nos. 811-10431 and 333-64172/CIK #1141323

We are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 13 (Amendment) to the Registration Statement under the Securities Act of 1933 and Amendment No. 13 of the Investment Company Act of 1940 for the above-referenced Registrant. This transmission contains a conformed signature page and a conformed opinion of counsel. The manually signed originals of these documents are maintained at the offices of the Registrant.

This filing is being made pursuant to paragraph (a) of Rule 485 for the purpose of complying with the recently adopted “summary prospectus” rule and amendments to Form N-1A.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-1923.

Very truly yours,

/s/Kristen A. Richards
Kristen A. Richards
Vice President, Associate General Counsel
and Assistant Secretary